INTANGIBLE ASSETS, NET (Tables)	6 Months Ended
Jun. 30, 2026
Intangible Asset, Goodwill and Other [Abstract]
SCHEDULE OF INTANGIBLE ASSETS

Intangibles, net consisted of the following:

	As of
	June 30,	December 31,
	2026	2025
Purchased software	$752,760	$730,370
Capitalized software development costs	1,544,157	1,498,228
	2,296,917	2,228,598
Less: accumulated amortization	(2,175,880)	(1,920,045)
Intangible assets, net	$121,037	$308,553

SCHEDULE OF FUTURE AMORTIZATION EXPENSE

The following summarizes total future amortization expenses of the purchased software at June 30, 2026:

Twelve months period ended June 30 ,
2027	120,138
2028	278
2029	173
2030	173
2031 and after	275
Total future amortization expense	121,037